Cover	Oct. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2023
Entity File Number	001-13126
Entity Registrant Name	FOMO WORLDWIDE, INC.
Entity Central Index Key	0000867028
Entity Tax Identification Number	83-3889101
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	831 W North Ave.
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15233
City Area Code	(630)
Local Phone Number	708-0750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	FOMC
Entity Emerging Growth Company	false